Consolidated Income Statement and Total Assets Information by Major Geographic Area (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Total revenue	¥ 2,862,800,000,000	[1]	¥ 2,527,200,000,000	[1]	¥ 2,496,700,000,000	[1]
Total expenses	1,977,600,000,000	[2]	1,864,400,000,000	[2]	1,885,300,000,000	[2]
Income before income tax expense	885,180,000,000		662,835,000,000		611,357,000,000
Net income	881,156,000,000		648,957,000,000		418,130,000,000
Total assets at end of fiscal year	178,746,994,000,000		166,361,633,000,000		161,985,700,000,000
Japan
Segment Reporting Information [Line Items]
Total revenue	2,190,700,000,000	[1]	1,965,700,000,000	[1]	1,943,100,000,000	[1]
Total expenses	1,668,900,000,000	[2]	1,561,200,000,000	[2]	1,627,800,000,000	[2]
Income before income tax expense	521,800,000,000		404,500,000,000		315,300,000,000
Net income	524,700,000,000		419,200,000,000		133,700,000,000
Total assets at end of fiscal year	126,768,800,000,000		124,443,600,000,000		125,412,600,000,000
Americas
Segment Reporting Information [Line Items]
Total revenue	383,700,000,000	[1]	251,300,000,000	[1]	281,600,000,000	[1]
Total expenses	140,500,000,000	[2]	104,000,000,000	[2]	111,600,000,000	[2]
Income before income tax expense	243,200,000,000		147,300,000,000		170,000,000,000
Net income	252,300,000,000		131,200,000,000		165,800,000,000
Total assets at end of fiscal year	31,168,800,000,000		25,368,900,000,000		21,795,400,000,000
Europe
Segment Reporting Information [Line Items]
Total revenue	125,800,000,000	[1]	132,000,000,000	[1]	128,000,000,000	[1]
Total expenses	48,400,000,000	[2]	102,900,000,000	[2]	69,500,000,000	[2]
Income before income tax expense	77,400,000,000		29,100,000,000		58,500,000,000
Net income	75,000,000,000		28,100,000,000		57,500,000,000
Total assets at end of fiscal year	10,591,200,000,000		8,868,500,000,000		8,521,600,000,000
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	162,600,000,000	[1]	178,200,000,000	[1]	144,000,000,000	[1]
Total expenses	119,800,000,000	[2]	96,300,000,000	[2]	76,400,000,000	[2]
Income before income tax expense	42,800,000,000		81,900,000,000		67,600,000,000
Net income	29,200,000,000		70,500,000,000		61,100,000,000
Total assets at end of fiscal year	¥ 10,218,200,000,000		¥ 7,680,600,000,000		¥ 6,256,100,000,000

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.